Related Party Transactions - Balances (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions
Cash and cash equivalents		$ 283,790,000
Receivables from brokers and dealers and clearing organizations		3,332,000
Deposits with clearing organizations		500,000
Accounts receivable		40,730,000
Receivable from affiliates	$ 2,849,000	3,243,000
Other assets		9,000
Payable to brokers and dealers and clearing organizations		2,404,000
Deferred revenue	4,772,000	9,151,000
Payable to affiliates	$ 6,004,000	5,009,000
Tradeweb Markets LLC | Successor
Related Party Transactions
Cash and cash equivalents		283,790,000
Receivables from brokers and dealers and clearing organizations		3,332,000
Deposits with clearing organizations		500,000
Accounts receivable		40,730,000
Receivable from affiliates		3,243,000
Other assets		9,000
Payable to brokers and dealers and clearing organizations		2,404,000
Deferred revenue		9,151,000
Payable to affiliates		$ 5,009,000
Tradeweb Markets LLC | Predecessor
Related Party Transactions
Cash and cash equivalents			$ 234,107,000
Deposits with clearing organizations			500,000
Accounts receivable			27,163,000
Receivable from affiliates			375,000
Other assets			27,000
Deferred revenue			5,106,000
Contingent consideration payable			129,393,000
Accounts payable, accrued expenses and other liabilities			2,555,000
Payable to affiliates			$ 5,578,000